U. S. GOVERNMENT SECURITIES	12 Months Ended
Jan. 31, 2020
U. S. GOVERNMENT SECURITIES
U. S. GOVERNMENT SECURITIES

NOTE 3 - U.S. GOVERNMENT SECURITIES

U.S. Government Securities at January 31, 2020 and 2019 are classified as held-to-maturity and mature as follows:

	2020		2019
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$13,332,474	$13,337,529	$32,122,312	$32,138,647

Due after one year	—	—	—	—

	$13,332,474	$13,337,529	$32,122,312	$32,138,647

The fair value of U.S. Government Securities have been valued using level 1 inputs.